SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Computer software
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years	5 years
License
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years	10 years